Angel Oak Mortgage Trust I, LLC 2019-1 ABS-15G

Exhibit 99.25

Client Name:	Angel Oak
Client Project Name:	AOMT 2019-1 B
Start - End Dates:	9/28/2018 - 11/12/2018
Deal Loan Count:	158

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Title	CRDTIL875	Title Does Not Agree With Mortgage	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	3
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	6
Compliance	Federal Higher-Priced	CMPFDHP2962	Federal Higher-priced mortgage loan - flip appraisal Seller acquired property within 180 days of sale; Appraisal from second appraiser required.	1
Total				22

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